Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summary of Segment Information

The accounting policies followed by the segments are the same as those described in the summary of significant accounting policies (see Note 2 – Significant Accounting Policies). Segment information on the above basis is as follows:

Year ended December 31, 2013 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,529	4,484	61	6,074
Purchased power	—	3,020	—	3,020
Operation, maintenance and administration	375	672	59	1,106
Depreciation and amortization	327	340	9	676

Income (loss) before financing charges and provision for PILs	827	452	(7)	1,272
Financing charges	0	0	0	360

Income before provision for PILs	0	0	0	912

Capital investments	714	673	7	1,394

Year ended December 31, 2012 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,482	4,184	62	5,728
Purchased power	—	2,774	—	2,774
Operation, maintenance and administration	402	608	61	1,071
Depreciation and amortization	320	329	10	659

Income (loss) before financing charges and provision for PILs	760	473	(9)	1,224
Financing charges	0	0	0	358

Income before provision for PILs	0	0	0	866

Capital investments	776	671	7	1,454

Total Assets by Segment:

December 31 (millions of Canadian dollars)	2013	2012
Total assets
Transmission	11,846	11,586
Distribution	8,805	8,621
Other	974	604

	21,625	20,811